Segment Information	12 Months Ended
Dec. 31, 2018
Segment Information
Segment Information

15. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the CEO and Chairman of the Board, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group.

The Group believes it operates in a sole segment, which is value-added wealth management and asset management services.

Substantively all of the Group’s revenues are derived from China. The Group’s long-lived assets are located substantially in the PRC.